Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Abbott’s practice is for the Committee to approve annual option awards for officers at its regularly scheduled February meeting, with a grant date that is two business days later. This timing enables the Committee to grant option awards based on full year performance for each officer as well as Abbott’s performance relative to its peers. Abbott’s Board and Committee meetings are scheduled more than one year in advance and follow the same general cadence year-over-year. The Committee also may grant option awards to officers at other times for new hires, promotions, retention, or other purposes. The Committee does not take material non-public information into account when determining the timing or terms of any option award, and Abbott does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Abbott’s practice is for the Committee to approve annual option awards for officers at its regularly scheduled February meeting, with a grant date that is two business days later. This timing enables the Committee to grant option awards based on full year performance for each officer as well as Abbott’s performance relative to its peers. Abbott’s Board and Committee meetings are scheduled more than one year in advance and follow the same general cadence year-over-year. The Committee also may grant option awards to officers at other times for new hires, promotions, retention, or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material non-public information into account when determining the timing or terms of any option award, and Abbott does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false